Label	Element	Value
IQ MacKay ESG Core Plus Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ MacKay ESG Core Plus Bond ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The IQ MacKay ESG Core Plus Bond ETF (the “Fund”) seeks total return, while incorporating the Subadvisor’s ESG investment strategy.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rates was 212% of the average value of its portfolio. This rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	212.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in bonds, which include all types of debt securities, such as: debt or debt-related securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities; debt securities issued by U.S. or foreign corporate entities; zero coupon bonds; municipal bonds; mortgage-related and other asset-backed securities; and loan participation interests. The Fund’s bond investments may have fixed or floating rates of interest. The Fund generally seeks to invest in a broad portfolio of corporate, government, and mortgage-related and asset-backed securities.
Under normal circumstances, the Fund will invest at least 80% of its assets in securities that meet MacKay Shields LLC’s (the “Subadvisor”) environmental, social, and corporate governance (ESG) criteria. The Subadvisor analyzes and applies its ESG criteria to corporate, sovereign, and mortgage-related and other securitized issuers. The Subadvisor’s ESG analysis includes its own proprietary assessments of ESG factors as well as standards developed and set forth by recognized organizations such as entities sponsored by the United Nations.
The Fund will not invest in instruments of corporate issuers that have been determined by the Subadvisor, through its own analysis or using third party data, to not be in compliance with the Principles of the UN Global Compact. The Fund will also not invest in instruments of corporate issuers that have been determined by the Subadvisor, through its own analysis or using third party data, to: (i) engage in unconventional oil and gas production (such as oil sands, oil shale, shale gas, deep water and Arctic drilling); (ii) derive greater than 5% of their revenue from (a) the manufacture or production of military weapons, (b) the manufacture or production of tobacco, (b) the mining of coal, or (c) the production and distribution of pornography; or (iii) manufacture controversial weapons (such as anti-personnel mines, biological weapons, chemical weapons, cluster munitions, depleted uranium ammunition and armor, incendiary weapons, nuclear weapons, and white phosphorus munitions).
The Fund may invest up to 30% of its total assets in securities rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) (such securities rated lower than BBB- and Baa3), or, if unrated, judged to be of comparable quality by the Subadvisor. Securities that are rated below investment grade by NRSROs are commonly referred to as “high-yield securities” or “junk bonds.” If NRSROs assign different ratings for the same security, the Fund will use the higher rating for purposes of determining the credit quality. The Fund may invest up to 20% of its net assets in securities of foreign issuers, including up to 10% of its net assets in securities of emerging market issuers. The Fund may invest up to 20% of its net assets in securities denominated in a currency other than the U.S. dollar. The Fund may invest up to 5% of its net assets in common stocks. To the extent possible, the Fund will attempt to hedge its foreign currency exposure against the U.S. dollar. The Fund may also invest in derivatives such as futures, forwards, options, forward commitments and swap agreements, including interest rate, total return and credit default swap agreements, to seek to enhance returns or reduce the risk of loss by hedging certain of its holdings or manage duration. Commercial paper must be, when purchased, rated in the highest rating category by a NRSRO or if unrated, determined by the Subadvisor to be of comparable quality.
The Fund will generally seek to maintain a portfolio modified duration to worst within 2.5 years (plus or minus) of the duration of the Bloomberg U.S. Aggregate Bond Index. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Duration to worst is the duration of a bond computed using the bond’s nearest call date or maturity, whichever comes first. This measure ignores future cash flow fluctuations due to embedded optionality.
The Fund may invest in mortgage dollar rolls, to-be-announced (“TBA”) securities transactions, variable rate notes and floating rate notes. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
Investment Process: The Subadvisor utilizes an investment process that combines a top-down analytical framework with a rigorous bottom-up process.
Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by the Subadvisor in managing the Fund and determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Fund’s investment portfolio. The Subadvisor’s target duration for the Fund is based on a set of investment decisions that take into account a broad range of economic, fundamental and technical indicators.
The Subadvisor’s ESG analysis evaluates securities of corporate, sovereign, and mortgage-related and other securitized issuers using environmental, social, corporate governance factors. The Subadvisor considers these ESG criteria systematically throughout the Fund’s investment process. The Subadvisor’s ESG analysis evaluates each issuer relative to other issuers in the relevant peer group and asset class. The Subadvisor’s ESG analysis is a proprietary process developed by the Subadvisor that assigns each issuer separate “environmental,” “social,” and “governance” scores based on ESG factors deemed most material to that asset class and peer group.
Although the Subadvisor does not use third party ESG scores to calculate an issuer’s ESG score, as described further below, the Subadvisor may use third-party research to help identify sustainability issues that are likely to affect the financial condition or operating performance of an issuer.
The Subadvisor’s scoring process seeks to rate issuers as “outperforming,” “average,” or “underperforming” within each of the environmental, social and governance factors versus peers. The issuer’s score in each of the three factors is combined on an equally weighted basis to determine the issuer’s overall ESG score. In addition to an issuer’s current overall score, the Subadvisor also considers the historical trend in an issuer’s score and seeks to identify opportunities where a company has improved its ESG practices and is expected to continue to demonstrate further improvement. A security meets the Subadvisor’s ESG criteria if it: (i) has received a score of at least “average”; or (ii) if the issuer’s current score is below “average,” the issuer has demonstrated a trend of improving scores. During the portfolio construction process, the Subadvisor will assess overall environmental, social and governance scores across the portfolio, as well as by overall issuer score.
The Subadvisor’s process for corporate credit ESG analysis includes evaluating material ESG factors on an industry-by-industry basis and issuer performance of those factors is based on under/outperformance of industry peers. Factors considered as part of the Subadvisor’s ESG analysis of corporate issuers include:
•
Environmental factors such as the issuer’s ability to identify and mitigate pecuniary environmental risk exposure, predominantly arising from regulatory factors in a transition to a low carbon economy.

•
Social factors such as an issuer’s ability to effectively identify and mitigate pecuniary social risk exposure.

•
Governance factors such as assessing an issuer’s quality of management and business oversight.

The Subadvisor’s process for developed and emerging sovereign debt ESG utilizes a framework that reflects factors that are specific to sovereign debt, including ESG data released by the World Bank. The combined ESG score for a sovereign provides an assessment of the current and anticipated future stability and resiliency of the sovereign and the strength of its economy.
The Subadvisor’s process for mortgage-related and other securitized asset ESG considers material ESG factors at an asset type and security level.
The Subadvisor’s engagement activities may include, but are not limited to, in-person meetings and phone calls with issuers to understand their sustainability goals and business practices as well as other industry participants engaged in ESG and sustainability initiatives. This engagement allows the Subadvisor to better align mutual interests while impacting change.
The Subadvisor may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund or no longer meets its ESG standards. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy, meaningful changes in the issuer’s financial condition, changes in the condition and outlook in the issuer’s industry, and a change in the Subadvisor’s ESG scoring.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with its benchmark over time. The table that follows the bar chart shows the Fund’s average annual total return, both before and after taxes. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense reimbursement in effect, if such waivers or reimbursements were not in place, the Fund’s performance would be reduced. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com/etf.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with its benchmark over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-474-7725
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	newyorklifeinvestments.com/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s year-to-date total return as of June 30, 2023 was 2.81%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	1.66%	4Q/2022
Lowest Return	-6.02%	2Q/2022

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return as of June 30, 2023 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.02%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2022
IQ MacKay ESG Core Plus Bond ETF | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
IQ MacKay ESG Core Plus Bond ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value and you could lose money by investing in the Fund.
IQ MacKay ESG Core Plus Bond ETF | Asset-Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Asset-Backed Securities Risk Asset-backed securities are securities that represent interests in, and whose values and payments are based on, a “pool” of underlying assets, which may include, among others, lower-rated debt securities and corporate loans, consumer loans or mortgages and leases of property. Asset-backed securities include collateralized debt obligations, collateralized bond obligations, and collateralized loan obligations and other similarly structured vehicles. As with other debt securities, asset-backed securities are subject to credit risk, extension risk, interest rate risk, liquidity risk and valuation risk. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the Fund. Investments in mortgage-related securities make an investor more susceptible to adverse economic, interest rate, political or regulatory events that affect the value of real estate. Mortgage-related securities are also significantly affected by the rate of prepayments. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce a mortgage-related security’s value.
IQ MacKay ESG Core Plus Bond ETF | Authorized Participant Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk Only certain large institutions may engage in creation or redemption transactions directly with the Fund (each, an “Authorized Participant”). The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with the Fund and no other Authorized Participant is able to step forward to engage in creation and redemption transactions with the Fund, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
IQ MacKay ESG Core Plus Bond ETF | Cash Transactions Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk The Fund currently intends to effect creations and redemptions principally for cash, rather than for in-kind securities. For this reason, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process.
IQ MacKay ESG Core Plus Bond ETF | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk Credit risk is the risk that the issuer or guarantor of a debt instrument or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make its timely interest and/or principal payments when due or otherwise honor its obligations. Changes in an issuer’s or counterparty’s credit rating or the market’s perception of an issuer’s or counterparty’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.
IQ MacKay ESG Core Plus Bond ETF | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk Investments directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
IQ MacKay ESG Core Plus Bond ETF | Cyber Security Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cyber Security Risk The Fund is susceptible to operational risks through breaches in cyber security. Such events may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity and could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of the securities issuers or the Fund’s third-party service providers can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed.
IQ MacKay ESG Core Plus Bond ETF | Debt Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Debt Securities Risk The risks of investing in debt securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations; (ii) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up; (iii) liquidity risk and valuation risk, e.g., debt securities generally do not trade on a securities exchange, making them generally less liquid and more difficult to value than common stock; (iv) call risk and income risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates; and (v) extension risk, e.g., if interest rates rise, repayments of debt securities may occur more slowly than anticipated by the market, which may drive the prices of these securities down because their interest rates are lower than the current interest rate and the securities remain outstanding longer. Debt securities most frequently trade in institutional round lot size transactions. If the Fund purchases bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots, the odd lot size positions may have more price volatility than institutional round lot size positions. The Fund uses a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.
IQ MacKay ESG Core Plus Bond ETF | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index and involve risks different from, and possibly greater than, the risks associated with other investments. These risks include: (i) the risk that the counterparty to a derivatives transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited changing supply and demand relationships, government programs and policies, national and international political and economic events, changes in interest rates, inflation and deflation, and changes in supply and demand relationships. Unlike other investments, derivative contracts often have leverage inherent in their terms. The use of leveraged derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s Share price. The effects of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so.
IQ MacKay ESG Core Plus Bond ETF | Emerging Markets Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Securities Risk Securities of issuers based in countries with developing economies (emerging market countries) may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed market countries and are generally considered speculative in nature. Emerging market countries are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets, rapid inflation, possible repatriation of investment income and capital, currency convertibility issues, less uniform accounting standards and more governmental limitations on foreign investment than more developed markets. Laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.
IQ MacKay ESG Core Plus Bond ETF | Foreign Currency Forward Contracts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Currency Forward Contracts Risk When trading in foreign currency forward contracts, the Fund will contract with a foreign or domestic bank, or a foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. Governmental imposition of credit controls might limit any such forward contract trading. Foreign currency forward contracts involve certain risks, including the risk of failure of the counterparty to perform its obligations under the contract and the risk that the use of forward contracts may not serve as a complete hedge because of an imperfect correlation between movements in the prices of the contracts and the prices of the currencies hedged.
IQ MacKay ESG Core Plus Bond ETF | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Some countries and regions have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. Less developed securities markets are more likely to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of clearing, custody and trade settlement problems.
IQ MacKay ESG Core Plus Bond ETF | Foreign Securities Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Valuation Risk The Fund’s value may be impacted by events that cause the fair value of foreign securities to materially change between the close of the local exchange on which they trade and the time at which the Fund prices its Shares. Additionally, because foreign exchanges on which securities held by the Fund may be open on days when the Fund does not price its Shares, the potential exists for the value of the securities in the Fund’s portfolio to change on days when shareholders will not be able to purchase or sell the Fund’s Shares.
IQ MacKay ESG Core Plus Bond ETF | Futures Contracts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Futures Contracts Risk Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund, thus limiting the ability of the Fund to implement its investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund’s volatility. The value of an investment in the Fund may change quickly and without warning.
IQ MacKay ESG Core Plus Bond ETF | High Yield Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Yield Securities Risk High yield securities, or “junk” bonds, generally offer a higher current yield than the yield available from higher grade issues, but are subject to greater market fluctuations, are less liquid and provide a greater risk of loss than investment grade securities, and therefore are considered to be highly speculative. In general, high yield securities may have a greater risk of default than other types of securities and could cause income and principal losses for the Fund.
IQ MacKay ESG Core Plus Bond ETF | Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Income Risk The Fund’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because the Fund may subsequently invest in lower-yielding securities when securities in its portfolio mature or the Fund otherwise needs to purchase additional securities.
IQ MacKay ESG Core Plus Bond ETF | Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk An increase in interest rates may cause the value of securities held by the Fund to decline. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than securities with shorter durations or floating or adjustable interest rates. The negative impact on the Fund from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. The Fund may be subject to a greater risk of rising interest rates during periods of low interest rates. When interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these securities to fall. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value. The value of securities with longer maturities generally changes more in response to changes in interest rates than does the value of securities with shorter maturities. During periods of falling interest rates, an issuer of a callable security held by the Fund may “call” or repay the security before its stated maturity, which may result in the Fund having to reinvest the proceeds in securities with lower yields, resulting in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.
IQ MacKay ESG Core Plus Bond ETF | Investment Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Style Risk The Fund seeks to allocate investment exposure based upon a particular style of investing. Different investment styles tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. As a consequence, the Fund may underperform as compared to the market generally or to other funds that invest in similar asset classes but employ different investment styles. Further, there is no guarantee that the Fund will accurately or optimally utilize the investment style or that it will successfully provide the desired investment exposure.
IQ MacKay ESG Core Plus Bond ETF | ESG Investing Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG Investing Style Risk. The Fund seeks exposure to the securities of companies meeting environmental, social and corporate governance investing criteria. The Fund excludes or limits exposure to securities of certain issuers for non-financial reasons, and the Fund may forgo some market opportunities available to funds that do not use these criteria. The application of ESG investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. ESG investing is subjective by nature, and therefore offers no guarantee that the ESG criteria utilized by the Subadvisor will accurately provide exposure to issuers meeting environmental, social and corporate governance criteria or any judgment exercised by the Subadvisor will reflect the beliefs or values of any particular investor. In addition, ESG investing is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
IQ MacKay ESG Core Plus Bond ETF | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.
IQ MacKay ESG Core Plus Bond ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk Market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market, which may affect the Fund’s value. Turbulence in financial markets, tariffs and other protectionist measures, political developments and uncertainty, central bank policy, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.
IQ MacKay ESG Core Plus Bond ETF | Money Market/Short-Term Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Money Market/Short-Term Securities Risk To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund’s investments in these instruments could lose money.
IQ MacKay ESG Core Plus Bond ETF | Municipal Bond Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Bond Risk Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of Municipal Bonds that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. The values of Municipal Bonds held by the Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. This risk would be heightened to the extent that the Fund invests a substantial portion of its assets in Municipal Bonds issued pursuant to similar projects or whose interest is paid solely from revenues of similar projects. In addition, income from Municipal Bonds held by the Fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal securities. There are various different types of Municipal Bonds, each with its own unique risk profile. Some of these risks include:
IQ MacKay ESG Core Plus Bond ETF | General Obligation Bonds Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	General Obligation Bonds Risk — timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base;
IQ MacKay ESG Core Plus Bond ETF | Revenue Bonds (including Industrial Development Bonds) Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Revenue Bonds (including Industrial Development Bonds) Risk — timely payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source, and may be negatively impacted by the general credit of the user of the facility;
IQ MacKay ESG Core Plus Bond ETF | Private Activity Bonds Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Private Activity Bonds Risk — municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bonds, and payment under these bonds depends on the private enterprise’s ability to do so;
IQ MacKay ESG Core Plus Bond ETF | Moral Obligation Bonds Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Moral Obligation Bonds Risk — moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality;
IQ MacKay ESG Core Plus Bond ETF | Municipal Notes Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Notes Risk — municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel for the issuer at the time of issuance, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax) and that have a maturity that is generally one year or less. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money; and
IQ MacKay ESG Core Plus Bond ETF | Municipal Lease Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Lease Obligations Risk — in a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
IQ MacKay ESG Core Plus Bond ETF | Municipal Bond Market Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Bond Market Liquidity Risk Inventories of Municipal Bonds held by brokers and dealers may decrease, lessening their ability to make a market in these securities. Any reduction in market-making capacity has the potential to decrease the Fund’s ability to buy or sell Municipal Bonds and increase price volatility and trading costs, particularly during periods of economic or market stress. As a result, the Fund may be forced to accept a lower price to sell a Municipal Bond, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.
IQ MacKay ESG Core Plus Bond ETF | Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational Risk The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
IQ MacKay ESG Core Plus Bond ETF | Portfolio Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Management Risk The Fund is subject to portfolio management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result or, while it may be the desired result, may underperform other types of investment strategies. There can be no guarantee that the Fund will meet its investment objective(s).
IQ MacKay ESG Core Plus Bond ETF | Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s investment exposures. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause a Fund’s performance to be less than expected.
IQ MacKay ESG Core Plus Bond ETF | Risks of Investing in Loans [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of Investing in Loans Investments in loans are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk that may be heightened because of the limited public information available regarding loans and because loan borrowers may be leveraged and tend to be more adversely affected by changes in market or economic conditions. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of an investment in that loan. If an investor holds a loan through another financial institution or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the investor, and that the investor’s rights to collateral may be limited by bankruptcy or insolvency laws. Additionally, there is no central clearinghouse for loan trades and the loan market has not established enforceable settlement standards or remedies for failure to settle. Consequently, the secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (in some cases longer than 7 days), which may cause an investor to be unable to realize the full value of its investment. In addition, loans are generally not registered with the SEC under the Securities Act of 1933, as amended, and may not be considered “securities,” and an investor may not be entitled to rely on the anti-fraud protections of the federal securities laws. An investment in loans made to non-U.S. borrowers may be affected by political and social instability, changes in economic or taxation policies, difficulties in enforcing obligations, decreased liquidity and increased volatility. Foreign borrowers may be subject to less regulation, resulting in less publicly available information about the borrowers. The loan market has seen a significant increase in loans with weaker lender protections including, but not limited to, limited financial maintenance covenants or, in some cases, no financial maintenance covenants (i.e., “covenant-lite loans”) that would typically be included in a traditional loan agreement and general weakening of other restrictive covenants applicable to the borrower such as limitations on incurrence of additional debt, restrictions on payments of junior debt or restrictions on dividends and distributions. Weaker lender protections such as the absence of financial maintenance covenants in a loan agreement and the inclusion of “borrower-favorable” terms may impact recovery values and/or trading levels of loans in the future. The absence of financial maintenance covenants in a loan agreement generally means that the lender may not be able to declare a default if financial performance deteriorates. This may hinder an investor’s ability to reprice credit risk associated with a particular borrower and reduce the investor’s ability to restructure a problematic loan and mitigate potential loss. As a result, an investor’s exposure to losses on investments in loans may be increased, especially during a downturn in the credit cycle or changes in market or economic conditions.
IQ MacKay ESG Core Plus Bond ETF | Risks of Loan Assignments and Participations [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of Loan Assignments and Participations The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser of an assignment may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the purchaser of an assignment could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. To the extent an investor sells a loan by way of assignment, the investor may be required to pass along a portion of any fees to which the investor was entitled under the loan. In connection with purchasing participations, such purchaser generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the purchaser may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the purchaser will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the purchaser may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
IQ MacKay ESG Core Plus Bond ETF | Secondary Market Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Secondary Market Trading Risk Although the Fund’s Shares are listed for trading on one or more securities exchanges, there can be no assurance that an active trading market for such Shares will develop or be maintained by market makers or Authorized Participants. The trading of Shares on securities exchanges is subject to the risk of irregular trading activity. Securities exchanges have requirements that must be met in order for Shares to be listed. There can be no assurance that the requirements of an exchange necessary to maintain the listing of Shares will continue to be met. This risk is particularly acute for funds that fail to attract a large number of shareholders. Pursuant to an exchange’s “circuit breaker” rules, trading in the Fund’s Shares may be halted due to extraordinary market volatility. Additionally, market makers are under no obligation to make a market in the Fund’s Shares and Authorized Participants are not obligated to submit purchase or redemption orders for creation units. In the event market makers cease making a market in the Fund’s Shares or Authorized Participants stop submitting purchase or redemption orders for creation units, the Fund’s Shares may trade at a larger premium or discount to its NAV.
IQ MacKay ESG Core Plus Bond ETF | Swap Agreements Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Swap Agreements Risk Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, liquidity risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.
IQ MacKay ESG Core Plus Bond ETF | Trading Price Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Trading Price Risk Although it is generally expected that the market price of the Fund’s Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Shares of the Fund trade on securities exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates continuously throughout trading hours based on market supply of and demand for Shares and the Fund’s NAV, among other reasons. As a result, the trading prices of the Fund’s Shares may deviate significantly from NAV during periods of market volatility. The market price of the Fund’s Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by market makers or other participants that trade the Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that an investor most wants to sell their Shares. The risk of wide bid and ask spreads may be especially pronounced for smaller funds. In addition, increased market volatility may cause wider spreads.
IQ MacKay ESG Core Plus Bond ETF | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk When valuing the Fund’s portfolio investments, if a market quotation is readily available for a portfolio investment, that investment will generally be valued at the market value. However, unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities and thus readily available market quotations are unavailable. Debt securities generally trade on an “over-the-counter” market. Due to the lack of centralized information and trading, and variations in lot sizes of certain debt securities, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Debt securities are commonly valued by third-party pricing service providers that utilize a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such securities, cash flows and transactions for comparable instruments. However, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities. Additionally, pricing service providers generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Valuing the Fund’s investments using fair value pricing provided by pricing service providers will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. It is possible that the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.
IQ MacKay ESG Core Plus Bond ETF | Variable and Floating Rate Instruments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Variable and Floating Rate Instruments Risk When valuing the Fund’s portfolio investments, if a market quotation is readily available for a portfolio investment, that investment will generally be valued at the market value. However, unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities and thus readily available market quotations are unavailable. Debt securities generally trade on an “over-the-counter” market. Due to the lack of centralized information and trading, and variations in lot sizes of certain debt securities, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Debt securities are commonly valued by third-party pricing service providers that utilize a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such securities, cash flows and transactions for comparable instruments. However, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities. Additionally, pricing service providers generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Valuing the Fund’s investments using fair value pricing provided by pricing service providers will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. It is possible that the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.
IQ MacKay ESG Core Plus Bond ETF | Zero Coupon Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Zero Coupon Securities Risk Zero coupon securities do not pay interest on a current basis. The interest earned on zero coupon securities is, implicitly, automatically compounded and paid out at maturity. Zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable securities that make current distributions of interest.
IQ MacKay ESG Core Plus Bond ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.01%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(8.70%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2021	[1]
IQ MacKay ESG Core Plus Bond ETF | IQ MacKay ESG Core Plus Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[2]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 493
Annual Return 2022	rr_AnnualReturn2022	(14.31%)
1 Year	rr_AverageAnnualReturnYear01	(14.31%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(9.60%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2021	[1]
IQ MacKay ESG Core Plus Bond ETF | IQ MacKay ESG Core Plus Bond ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.36%)	[1],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(10.56%)	[1],[3]
IQ MacKay ESG Core Plus Bond ETF | IQ MacKay ESG Core Plus Bond ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.45%)	[1],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(7.63%)	[1],[3]

[1]	The Fund commenced operations on June 29, 2021.
[2]	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses) to not more than 0.39% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.